PSI STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.4%
	EQUITY - 50.4%
116,279	ProShares UltraPro S&P 500	$ 7,398,833
12,123	Vanguard S&P 500 ETF	5,033,106
		12,431,939

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,870,761)	12,431,939

	OPEN END FUNDS — 27.1%
	MIXED ALLOCATION - 27.1%
50,235	Rydex Series Trust - Nova Fund, Investor Class	6,689,249

	TOTAL OPEN END FUNDS (Cost $6,850,000)	6,689,249

	TOTAL INVESTMENTS - 77.5% (Cost $19,720,761)	$ 19,121,188
	OTHER ASSETS IN EXCESS OF LIABILITIES- 22.5%	5,542,815
	NET ASSETS - 100.0%	$ 24,664,003

ETF	- Exchange-Traded Fund